Other receivables, net	12 Months Ended
Jun. 30, 2025
Other receivables, net
Other receivables, net

Note 4 – Other receivables, net

Other receivables, net consist of the following:

	June 30,	June 30,
	2025	2024
Advances to third parties[1] or employees	$1,202,601	$1,996,944
Interest receivables	236,667	97,917
Receivable due from buyer of disposed entities	—	2,582,761
Total other receivables	1,439,268	4,677,622
Less: allowance for credit losses	(403,403)	(2,972,289)
Total other receivables, net	$1,035,865	$1,705,333

[1] Non-trade advances to third parties are short term in nature and are due on demand with no interest bearing. These advances were refundable and made in relation to establishing relationship for potential service providers of cryptocurrency operations.

Movements of allowance for credit losses are as follows:

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Beginning balance	$2,972,289	$2,582,761	$—
Addition	13,875	389,528	2,582,761
Write-off	(2,582,761)	—	—
Ending balance	$403,403	$2,972,289	$2,582,761